Commitments and Contingencies - Additional Information (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Commitments for external research projects net	SFr 40,778	SFr 50,492